Shareholder Report	12 Months Ended
Aug. 31, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	RBB Fund Trust
Entity Central Index Key	0001618627
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2026
Shareholder Report Annual or Semi-Annual	annual shareholder report
Advent Convertible Bond ETF
Shareholder Report [Line Items]
Fund Name	Advent Convertible Bond ETF
Class Name	Advent Convertible Bond ETF
Trading Symbol	ACVT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Advent Convertible Bond ETF (the “Fund”) for the period of September 1, 2025, to August 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at https://www.adventetf.com/. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://www.adventetf.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advent Convertible Bond ETF	$68	0.65%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the Period, the Fund generated strong positive returns relative to traditional fixed-income markets. Strong nominal GDP growth in the U.S. supported corporate earnings, while geopolitical uncertainty and varied corporate growth prospects contributed to periods of increased equity volatility, particularly at the individual company level, and supported convertible valuations. These factors contributed to the Fund’s outperformance of fixed-income indices, including its broad-based benchmark, the Bloomberg U.S. Aggregate Bond Index, which was negatively affected by the higher interest rate environment. The Fund’s secondary benchmark, the ICE  BofA Yield Alternative US Convertible Index, benefited from exposure to certain securities outside the Fund’s investment parameters, as well as greater exposure to certain lower-rated credit segments, contributing to a higher benchmark return during the Period.
The Fund’s exposure to companies participating in the continued investment in AI infrastructure and related technologies contributed to returns, including providers of power, hardware components and infrastructure services to companies developing and implementing AI technologies, contributed to the Fund’s returns. Later in the Period, investments in several software companies recovered as concerns about the potential impact of new technologies on their business models moderated following solid earnings results. Convertible issuance remained active during the Period as companies continued to seek efficient ways to raise funds for capital expenditures, mergers & acquisitions and other growth initiatives. We expect this trend to continue in the near term, as the higher interest-rate environment has made the convertible market an attractive source of corporate financing.

Top Contributors
↑	Akamai Technologies
↑	Rivian Automotive
↑	Applied Optoelectronics
↑	ON Semiconductor

Top Detractors
↓	Shift4 Payments
↓	Coinbase Global
↓	Workiva
↓	AeroVironment

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (04/29/2025)
Advent Convertible Bond ETF NAV	9.13	12.36
Bloomberg U.S. Aggregate Bond Index	1.89	2.69
ICE BofA Yield Alternative US Convertible Index	11.03	13.55

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.adventetf.com/ for more recent performance information.
Net Assets	$ 45,482,456
Holdings Count | $ / shares	61
Advisory Fees Paid, Amount	$ 193,838
Investment Company Portfolio Turnover	135.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$45,482,456
Number of Holdings	61
Net Advisory Fee	$193,838
Portfolio Turnover	135%
Average Credit Quality	BBB
Effective Duration	2.15 years
Weighted Average Maturity	2.69 years
30-Day SEC Yield	2.02%
30-Day SEC Yield Unsubsidized	1.88%
Distribution Yield	1.23%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Top 10 Holdings	(% of Net Assets)
Wells Fargo & Co.	4.3%
Coinbase Global, Inc.	3.6%
Super Micro Computer, Inc.	3.4%
Barclays Bank PLC	3.2%
Microchip Technology, Inc.	3.0%
Bank of America Corp.	3.0%
Alphabet, Inc.	2.9%
DoorDash, Inc.	2.8%
PG&E Corp.	2.7%
Rivian Automotive, Inc.	2.4%

Credit Breakdown	(% of Net Assets)
AAA	0.0%
AA	0.0%
A	3.3%
BBB	15.8%
BB	6.1%
B	0.0%
CCC and below	0.0%
Cash & Cash Equivalent	3.7%
Not rated	71.1%

Updated Prospectus Web Address	https://www.adventetf.com/
MUFG Japan Small Cap Active ETF
Shareholder Report [Line Items]
Fund Name	MUFG Japan Small Cap Active ETF
Class Name	MUFG Japan Small Cap Active ETF
Trading Symbol	MJSC
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MUFG Japan Small Cap Active ETF (the “Fund”) for the period of September 16, 2025, to August 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at www.mufgetfs.com. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	www.mufgetfs.com
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
MUFG Japan Small Cap Active ETF	$107	1.00%
[1],[2]
Expenses Paid, Amount	$ 107
Expense Ratio, Percent	1.00%	[2]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM DURING THE PERIOD AND WHAT AFFECTED ITS PERFORMANCE?
Market Conditions: Japanese small-cap equities advanced strongly from September 2025 through August 2026. The market posted solid returns overall from September to December 2025, supported by expectations for fiscal expansion, U.S. monetary easing prospects, and strength in AI- and semiconductor-related stocks despite periods of volatility stemming from changing expectations for Bank of Japan (“BOJ”) and Fed policies. The market rallied sharply in January and February on the back of continued gains in U.S. semiconductor-related stocks, expectations for expansionary fiscal policies, and the Liberal Democrat Party’s landslide election victory in Japan. In March, however, rising oil prices and tensions in the Middle East weighed on risk sentiment and led to market correction. Japanese small-cap equities rebounded sharply in April and May, driven by easing concerns in the Middle East, solid Japanese corporate earnings, and strong U.S. technology shares performance. Thereafter, concerns over interest rates, geopolitical developments, and the sustainability of AI-related spending limited further advances, although the market remained broadly firm.
Performance Analysis: Sector allocation, driven by stock selection, contributed positively to performance. Overweight positions in Information Technology and Industrials, benefiting from investment in AI data centers, and Financials, which benefited from the BOJ policy normalization and higher interest rates, as well as underweight positions in defensive sectors such as Health Care added value in the strong market environment.
Key factors that materially affected the Fund’s performance: The semiconductor and monetary policy themes contributed positively, supported by AI data center investment, the BOJ tightening stance, and rising long-term interest rates. In contrast, holdings exposed to social media, entertainment, and software-related businesses detracted amid concerns over AI-driven disruption, while high-growth consumer stocks such as retailers were weighed down by concerns over yen weakness and higher oil prices.
Top Contributors/Detractors: AI-related beneficiaries were the main contributors, while stocks affected by concerns over yen weakness and higher oil prices, AI-driven disruption, and earnings disappointments were the main detractors.

Top Contributors
↑	FUJI CORPORATION (6134 JP)
↑	TAIYO YUDEN CO LTD (6976 JP)
↑	SKY PERFECT JSAT CORP (9412 JP)
↑	INFRONEER HOLDINGS INC (5076 JP)
↑	MEIDENSHA CORP (6508 JP)

Top Detractors
↓	JAPAN STEEL WORKS LTD/THE (5631 JP)
↓	PAL GROUP HOLDINGS CO LTD (2726 JP)
↓	OBIC BUSINESS CONSULTANTS (4733 JP)
↓	MARUI GROUP CO LTD (8252 JP)
↓	AMANO CORP (6436 JP)

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (09/16/2025)
MUFG Japan Small Cap Active ETF NAV	23.46
MSCI JAPAN SMALL CAP Index Gross (USD)	21.30
MSCI EAFE Index Net (USD)	19.40

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.mufgetfs.com for more recent performance information.
Net Assets	$ 22,891,354
Holdings Count | $ / shares	97
Advisory Fees Paid, Amount	$ 24,441
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$22,891,354
Number of Holdings	97
Net Advisory Fee	$24,441
Portfolio Turnover	23%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Top Sectors	(% of Net Assets)
Industrials	28.4%
Information Technology	23.4%
Financials	14.2%
Consumer Discretionary	11.3%
Materials	8.7%
Consumer Staples	5.1%
Communication Services	4.6%
Health Care	1.8%
Real Estate	1.5%
Energy	0.7%
Cash & Other	0.3%

Top 10 Holdings	(% of Net Assets)
Hachijuni Nagano Bank Ltd.	2.2%
Shizuoka Financial Group, Inc.	2.1%
INFRONEER Holdings, Inc.	2.1%
Fuji Corp.	2.0%
Macnica Holdings, Inc.	1.9%
Gunma Bank Ltd.	1.9%
Meidensha Corp.	1.7%
Nagase & Co. Ltd.	1.7%
Saizeriya Co. Ltd.	1.7%
Iyogin Holdings, Inc.	1.7%

Updated Prospectus Web Address	www.mufgetfs.com
First Eagle Global Equity ETF
Shareholder Report [Line Items]
Fund Name	First Eagle Global Equity ETF
Class Name	First Eagle Global Equity ETF
Trading Symbol	FEGE
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Eagle Global Equity ETF (the “Fund”) for the period of September 1, 2025, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firsteagle.com/funds/global-equity-etf. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://www.firsteagle.com/funds/global-equity-etf
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Eagle Global Equity ETF	$57	0.50%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
Financial markets marched higher over the past year despite the outbreak of war in Iran at the end of February. This conflict has sent an inflationary impulse through the global economy and pressured supply chains as shipping traffic through the Strait of Hormuz remains below pre-war levels. Meanwhile, investment spending on artificial intelligence-related infrastructure continued to sustain global economic growth and corporate earnings and fundamentals. We also began to see more bifurcation in performance between US and non-US markets, as well as a rotation of market leadership out of large cap technology stocks. However, growing sovereign and corporate debt issuance pushed bond yields higher, particularly as the additional financial strains of the war are likely to add to many of the challenges already facing sovereign balance sheets worldwide.[1] We remain cognizant of the many heightened uncertainties in this environment, including the resurgence of inflation, growing sovereign debt and escalating geopolitical tensions and conflicts. With clarity in short supply, we highlight the importance of exposure to assets that have the potential to demonstrate resilience across multiple states of the world with the ability to keep pace with the nominal drift of the economy.
First Eagle Global Equity ETF posted a return of 27.06% (NAV) for the 12 months ended August 31, 2026, while the MSCI World Index increased 20.37%. Our equity holdings contributed to performance, and gold-related securities were also a contributor. All geographic regions contributed to performance; North America and emerging markets were the leading contributors while developed Asia excluding Japan and developed Europe were the weakest-performing regions. All equity sectors were positive contributors; information technology and materials were the largest contributors while real estate and consumer discretionary were the weakest-performing sectors.
The five largest contributors to the performance of the First Eagle Global Equity ETF during this period included Samsung Electronics Co., Ltd. (Consumer Electronics, Korea), Alphabet Inc. (Internet Content & Information, United States), Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors, Taiwan), Barrick Mining Corporation (Metals & Mining, Canada) and Newmont Corporation (Metals & Mining, United States). In aggregate they contributed 10.52% to performance in this period.
The five largest detractors in this period were Meta Platforms Inc (Internet Content & Information, United States), Oracle Corporation (Software, United States), Prosus N.V. (Internet, Netherlands), Charter Communications, Inc. (Telecommunication Services, United States) and Comcast Corporation (Telecommunication Services, United States). In aggregate they detracted 2.54% from performance in this period.
[3]
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (12/19/2024)
First Eagle Global Equity ETF	27.06	29.18
MSCI World Index Net (USD)	20.37	20.59

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.firsteagle.com/funds/global-equity-etf for more recent performance information.
Net Assets	$ 2,518,713,920
Holdings Count | $ / shares	96
Advisory Fees Paid, Amount	$ 6,903,994
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$2,518,713,920
Number of Holdings	96
Net Advisory Fee	$6,903,994
Portfolio Turnover	24%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Top Sectors	(% of Net Assets)
Consumer Staples	14.9%
Financials	13.8%
Health Care	12.9%
Information Technology	12.0%
Materials	9.9%
Industrials	8.6%
Energy	8.3%
Communication Services	8.3%
Consumer Discretionary	7.2%
Cash & Other	4.1%

Top Holdings	(% of Net Assets)
Samsung Electronics Co. Ltd.	2.8%
Becton Dickinson & Co.	2.8%
Alphabet, Inc.	2.4%
British American Tobacco PLC	2.3%
Salesforce, Inc.	2.0%
Workday, Inc.	1.9%
Elevance Health, Inc.	1.8%
SLB Ltd.	1.8%
Automatic Data Processing, Inc.	1.7%
Meta Platforms, Inc.	1.7%

Updated Prospectus Web Address	https://www.firsteagle.com/funds/global-equity-etf
First Eagle Overseas Equity ETF
Shareholder Report [Line Items]
Fund Name	First Eagle Overseas Equity ETF
Class Name	First Eagle Overseas Equity ETF
Trading Symbol	FEOE
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Eagle Overseas Equity ETF (the “Fund”) for the period of September 1, 2025, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firsteagle.com/funds/overseas-equity-etf. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://www.firsteagle.com/funds/overseas-equity-etf
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Eagle Overseas Equity ETF	$57	0.50%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
Financial markets marched higher over the past year despite the outbreak of war in Iran at the end of February. This conflict has sent an inflationary impulse through the global economy and pressured supply chains as shipping traffic through the Strait of Hormuz remains below pre-war levels. Meanwhile, investment spending on artificial intelligence-related infrastructure continued to sustain global economic growth and corporate earnings and fundamentals. We also began to see more bifurcation in performance between US and non-US markets, as well as a rotation of market leadership out of large cap technology stocks. However, growing sovereign and corporate debt issuance pushed bond yields higher, particularly as the additional financial strains of the war are likely to add to many of the challenges already facing sovereign balance sheets worldwide.[1] We remain cognizant of the many heightened uncertainties in this environment, including the resurgence of inflation, growing sovereign debt and escalating geopolitical tensions and conflicts. With clarity in short supply, we highlight the importance of exposure to assets that have the potential to demonstrate resilience across multiple states of the world with the ability to keep pace with the nominal drift of the economy.
First Eagle Overseas Equity ETF posted a return of 29.51% (NAV) for the 12 months ended August 31, 2026, while the MSCI EAFE Index increased 21.62%. Our equity holdings contributed to performance, and gold-related securities were also a contributor. All geographic regions contributed to performance; emerging markets and North America were the leading contributors while developed Asia excluding Japan and Japan were the weakest-performing regions. Information technology and materials were the largest contributors by equity sector, while communication service was the only detractor and real estate and healthcare were the next weakest-performing sectors.
The five largest contributors to the performance of the First Eagle Overseas Equity ETF during this period included Samsung Electronics Co., Ltd. (Consumer Electronics, Korea), Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors, Taiwan), Barrick Mining Corporation (Metals & Mining, Canada), Imperial Oil Limited (Integrated Oil & Gas, Canada) and Newmont Corp. (Metals & Mining, United States). In aggregate they contributed 13.89% to performance in this period.
The five largest detractors in this period were Prosus N.V. (Internet, Netherlands), Wal-Mart de México SAB de CV (Discount Stores, Mexico), Pernod Ricard SA (Beverages, France), Universal Music Group N.V. (Entertainment, Netherlands) and Schindler Holding Ltd. (Specialty Industrial Machinery, Switzerland). In aggregate they detracted 1.60% from performance in this period.
[4]
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (12/19/2024)
First Eagle Overseas Equity ETF	29.51	34.17
MSCI EAFE Index Net (USD)	21.62	27.12

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 17, 2026
Updated Performance Information Location [Text Block]	Visit https://www.firsteagle.com/funds/overseas-equity-etf for more recent performance information.
Net Assets	$ 1,913,023,999
Holdings Count | $ / shares	76
Advisory Fees Paid, Amount	$ 4,413,232
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$1,913,023,999
Number of Holdings	76
Net Advisory Fee	$4,413,232
Portfolio Turnover	21%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Top Sectors	(% of Net Assets)
Consumer Staples	21.5%
Financials	14.0%
Information Technology	13.5%
Industrials	12.3%
Materials	11.7%
Consumer Discretionary	11.1%
Energy	7.6%
Health Care	4.2%
Real Estate	2.1%
Cash & Other	2.0%

Top Holdings	(% of Net Assets)
Shell PLC	4.3%
Samsung Electronics Co. Ltd.	3.6%
Imperial Oil Ltd.	3.3%
British American Tobacco PLC	2.8%
Dassault Systemes SE	2.6%
Prosus NV	2.5%
LVMH Moet Hennessy Louis Vuitton SE	2.5%
Merck KGaA	2.4%
Cie Financiere Richemont SA	2.1%
Wheaton Precious Metals Corp.	2.1%

Material Fund Change [Text Block]
CHANGE TO THE FUNDS PORTFOLIO OR PORTFOLIO MANAGEMENT TEAM
Effective December 17, 2026, Alan Barr is retiring from First Eagle Investment Management, LLC (the “Adviser”) and will no longer serve as a portfolio manager of the First Eagle Overseas Equity ETF.  Matthew McLennan, Christian Heck, and Adrian Jones will continue to be responsible for the day-to-day management of First Eagle Overseas Equity ETF.

Updated Prospectus Web Address	https://www.firsteagle.com/funds/overseas-equity-etf
Wayfinder Dynamic U.S. Interest Rate ETF
Shareholder Report [Line Items]
Fund Name	Wayfinder Dynamic U.S. Interest Rate ETF
Class Name	Wayfinder Dynamic U.S. Interest Rate ETF
Trading Symbol	CMBO
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Wayfinder Dynamic U.S. Interest Rate ETF for the period of November 3, 2025, to August 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at https://www.wayfinderetfs.com/. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://www.wayfinderetfs.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?*  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Wayfinder Dynamic U.S. Interest Rate ETF	$13	0.15%
[5],[6]
Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.15%	[6]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM DURING THE PERIOD AND WHAT AFFECTED ITS PERFORMANCE?
During the Period, the Fund (return 3.39% at net asset value (NAV)) outperformed its primary benchmark (S&P US Treasury Bond Index, 0.23%) and also its secondary benchmark (Bloomberg US T-bill 1-3m Index, 3.10%).
WHAT FACTORS INFLUENCED PERFORMANCE
During the Period, the Fund’s performance was primarily influenced by prevailing short-term U.S. interest rates. The Fund obtained synthetic short-term bond exposure through listed options positions, and the return generated by this strategy was the principal driver of Fund performance during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURN (%)

Since Inception (11/03/2025)
Wayfinder Dynamic U.S. Interest Rate ETF NAV	3.39
S&P US Treasury Bond Index	0.23
Bloomberg U.S. Treasury Bills: 1-3 Months Index	3.10

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.wayfinderetfs.com/ for more recent performance information.
Net Assets	$ 3,101,608
Holdings Count | $ / shares	5
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$3,101,608
Number of Holdings	5
Net Advisory Fee	$0
Portfolio Turnover (excludes derivatives)	0%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Asset Classes	(% of Net Assets)
Purchased Options	96.5%
Cash & Other	3.5%
Written Options	0.0%

Updated Prospectus Web Address	https://www.wayfinderetfs.com/
Longview Advantage ETF
Shareholder Report [Line Items]
Fund Name	Longview Advantage ETF
Class Name	Longview Advantage ETF
Trading Symbol	EBI
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Longview Advantage ETF (the “Fund”) for the period of September 1, 2025, to August 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at https://longviewresearchpartners.com/documents/. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://longviewresearchpartners.com/documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Longview Advantage ETF	$27	0.24%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.24%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the Period, the Fund generated a total return of 26.62%. The Fund outperformed its benchmark, the Bloomberg 3000 Total Return Index, by 6.26% over the same period.
The Fund is designed to provide broad U.S. equity exposure while systematically tilting toward segments of the market with strong evidence of delivering long-term premiums—namely, smaller-cap stocks, value-oriented companies, and higher-profitability firms.
During the Period, these exposures contributed to performance. Value stocks outperformed growth stocks for the period, with large-cap value stocks being the best-performing area of the market.
We view these results as consistent with the Fund’s disciplined approach. Short-term out or underperformance can occur when certain market segments dominate returns, but maintaining exposure to diversified and persistent sources of return—value, size, and profitability—remains central to the Fund’s objective of delivering long-term capital appreciation.
We view these results as consistent with the Fund’s disciplined approach. Short-term underperformance can occur when certain market segments dominate returns, but maintaining exposure to diversified and persistent sources of return—value, size, and profitability—remains central to the Fund’s objective of delivering superior risk-adjusted returns over longer periods.

Top Contributors
↑	Micron Technology Inc
↑	Apple Inc
↑	Western Digital Corp
↑	Alphabet Inc
↑	NVIDIA Corp

Top Detractors
↓	Meta Platforms Inc
↓	Aptiv PLC
↓	Microsoft Corp
↓	T-Mobile USA Inc
↓	Spire Inc

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURN (%)	1 Year	Since Inception (02/26/2025)
Longview Advantage ETF NAV	26.62	22.91
Bloomberg US 3000 Total Return Index	20.36	19.92

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://longviewresearchpartners.com/documents/ for more recent performance information.
Net Assets	$ 693,038,823
Holdings Count | $ / shares	1,747
Advisory Fees Paid, Amount	$ 915,722
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$693,038,823
Number of Holdings	1,747
Net Advisory Fee	$915,722
Portfolio Turnover	13%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Top 10 Holdings	(% of Net Assets)
NVIDIA Corp.	5.0%
Apple, Inc.	4.9%
Microsoft Corp.	4.8%
Micron Technology, Inc.	2.8%
Alphabet, Inc. - Class A	2.3%
Amazon.com, Inc.	1.8%
Broadcom, Inc.	1.7%
Meta Platforms, Inc.	1.1%
Newmont Corp.	1.0%
JPMorgan Chase & Co.	1.0%

Top Sectors	(% of Net Assets)
Information Technology	26.3%
Financials	18.5%
Energy	11.4%
Industrials	10.2%
Consumer Discretionary	8.8%
Communication Services	7.6%
Health Care	6.0%
Materials	5.5%
Consumer Staples	4.3%
Cash & Other	1.4%

Updated Prospectus Web Address	https://longviewresearchpartners.com/documents/
Longview Advantage Fixed Income ETF
Shareholder Report [Line Items]
Fund Name	Longview Advantage Fixed Income ETF
Class Name	Longview Advantage Fixed Income ETF
Trading Symbol	LVIG
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Longview Advantage Fixed Income ETF (the “Fund”) for the period of March 9, 2026 (inception date), to August 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at https://longviewresearchpartners.com/documents/. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://longviewresearchpartners.com/documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PERIOD? *(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Longview Advantage Fixed Income ETF	$10	0.21%**
[7],[8]
Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.21%	[7]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM DURING THE PERIOD AND WHAT AFFECTED ITS PERFORMANCE?
For the Period, the Fund returned -1.94%, underperforming its benchmark, the S&P U.S. Aggregate Bond Index, by 1.02%.
The Fund seeks to provide broad exposure to U.S. investment-grade fixed income securities, including government and corporate bonds, while generally maintaining a duration within one year of the benchmark. The Fund obtains this exposure primarily through investments in exchange-traded funds (ETFs) that provide exposure to different segments of the U.S. investment-grade fixed income market. As part of its investment approach, the Fund systematically rotates among underlying ETFs and seeks to limit distributions while maintaining its targeted fixed income exposure.
During the Period, rising interest rates generally led to price declines in intermediate-duration fixed income securities and contributed to the Fund’s negative absolute return.
The Fund’s underperformance relative to the benchmark was primarily attributable to its implementation of the ETF rotation strategy. In connection with these rotations, the Fund periodically held short-term investments for limited periods. During the Period, these short-term investments generally underperformed the broader U.S. investment-grade bond market, detracting from the Fund’s relative performance.
Differences in the Fund’s duration and sector exposures relative to the benchmark may also contribute to periods of relative outperformance or underperformance. The Fund’s investment approach remains focused on maintaining diversified exposure to investment-grade fixed income securities while systematically managing its underlying ETF exposures in accordance with the Fund’s investment strategy.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURN (%)	Since Inception (03/09/2026)
Longview Advantage Fixed Income ETF NAV	-1.94
S&P U.S. Aggregate Bond Index	-0.92

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://longviewresearchpartners.com/documents/ for more recent performance information.
Net Assets	$ 113,754,628
Holdings Count | $ / shares	3
Advisory Fees Paid, Amount	$ 47,756
Investment Company Portfolio Turnover	204.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$113,754,628
Number of Holdings	3
Net Advisory Fee	$47,756
Portfolio Turnover	204%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Top Sectors	(% of Net Assets)
Fixed Income	90.9%
Short-Term	9.0%
Cash & Other	0.1%

Top Holdings	(% of Net Assets)
Avantis Core Fixed Income ETF	90.9%
F/m US Treasury 6 Month Bill ETF	9.0%
Cash & Other	0.1%

Updated Prospectus Web Address	https://longviewresearchpartners.com/documents/
M.D. Sass Concentrated Value ETF
Shareholder Report [Line Items]
Fund Name	M.D. Sass Concentrated Value ETF
Class Name	M.D. Sass Concentrated Value ETF
Trading Symbol	SASS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the M.D. Sass Concentrated Value ETF (the “Fund”) for the period of March 3, 2026, to August 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at https://www.mdsassetf.com. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://www.mdsassetf.com
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PERIOD?* (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Class A	$37	0.75%
[9],[10]
Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.75%	[10]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
This is the Fund’s first annual report, covering the period from its launch on March 3, 2026 through the fiscal year end on August 31, 2026. The Fund is a concentrated portfolio of 20 to 25 large cap value stocks, managed with the same philosophy and process the Fund’s investment adviser (“M.D. Sass”)  has applied to its Concentrated Value strategy for many years.  We use this letter to explain how we invest, what happened in the market during the period, and how the portfolio is positioned going forward. Given the Fund’s short operating history, we have not included performance figures in this discussion. Those appear in the performance section of this report.
How we Invest
Valuation is an observation, not a thesis. We are value investors, but a cheap stock is not a reason to own it. We look for companies where our outlook for earnings is materially above consensus, meaning the average estimate of sell-side analysts, and we try to by them at reasonable prices. Valuation tells us about risk, reward and margin of safety. The thesis itself rests on a differentiated view of earnings power.  Owned conviction, not rented conviction. We hold 20 to 25 investments because conviction has to be owned by both the analyst and the portfolio manager. Owning too many positions leads a manager to rent conviction rather than own it. A deep understanding of each business, from analyst to portfolio manager, lets us treat dislocations, draw downs and volatility as opportunities. Investors who do not understand what they own often become victims in those periods.
The Market Environment
An unusually narrow market. Returns in 2026 have been driven by a small slice of the value index. Semiconductors, tech hardware and energy made up about 13% of the Russell 1000 Value Index (the “Index”) at the start of the year, yet through August 31 they produced roughly 57% of the Index’s year-to-date return (13.2 of 23.1 points). Per unit of weight, those three groups returned about 8.6 times the rest of the Index.
Record Dispersion
The gap between winners and losers has been extreme. Cross-sector dispersion is 2.5 standard deviations above its 2017 to 2026 average, and single-stock dispersion is 2.4, the widest readings in that period. This happened while the CBOE  Volatility Index, a widely followed measure of expected stock market volatility,  sat below its average. In other words, the market was calm on the surface and unusually uneven underneath. That combination punishes a portfolio that is underweight the narrow group of leaders, but it also widens the opportunity set for a concentrated, research-driven approach.  A well-timed index reconstitution. At the June 30, Russell reconstitution, the Index cut its semiconductor weight from 10.8% to 3.2% and raised software from 2.2% to 6.8%. That shift came just before a sharp reversal in the semiconductor and software trade in July and August. We estimate the reconstitution added approximately 550 basis points to the Index’s return over those two months. That was a mechanical outcome of the Index methodology, not a fundamental call, but it was a meaningful tailwind for the benchmark.
Positioning During the Period
We got the sector call wrong. The Fund launched in March with no exposure to semiconductors, memory or tech hardware, the groups that led the Index for most of the year. That was the largest factor in the Fund’s results relative to its benchmark during the period.  In May, after months of research, we added exposure to semiconductors. The timing hurt. Positioning in semiconductors and software reversed sharply in July and August, so we were absent for much of the run and present for the reversal.  We want to be direct about this. Our process is built on a differentiated view of earnings power, not on sector rotation, and we will not always be positioned for the narrowest phases of a market. When we are wrong, our job is to say so, understand why, and hold ourselves to the same standard we apply to each thesis.
Portfolio Fundamentals
The businesses we own are performing well. Consensus revenue estimates for our holdings are up 5.4% year to date and  EBITDA estimates are up 5.6%. Recent earnings reports and industry conferences have been consistently confirmatory. Whatever the Fund’s relative results during the period, they did not come from deteriorating fundamentals across the portfolio.  The portfolio also offers attractive growth at a comparable price. On our estimates, the Fund trades at 16.1x 2028 earnings, versus 15.3x for the Index. For that similar multiple, we expect 22% earnings growth for our holdings against 10% for the Index. Put differently, the portfolio’s price per unit of growth is roughly half the Index’s, a price/earnings-to-growth (PEG) ratio of about 0.7 versus 1.5.  That is the combination we look for: good companies getting better, with estimates moving up, at a valuation that does not yet reflect it.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURN (%)

Since Inception (03/03/2026)
M.D. Sass Concentrated Value ETF (at NAV)	-2.70
Russell 1000 Value Benchmark Total Return Index	16.47

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.mdsassetf.com for more recent performance information.
Net Assets	$ 76,563,080
Holdings Count | $ / shares	22
Advisory Fees Paid, Amount	$ 279,914
Investment Company Portfolio Turnover	64.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$76,563,080
Number of Holdings	22
Net Advisory Fee	$279,914
Portfolio Turnover	64%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Top Sectors	(% of Net Assets)
Industrials	28.1%
Technology	13.2%
Health Care	12.5%
Consumer Discretionary	12.1%
Financials	9.6%
Materials	6.0%
Consumer Staples	5.7%
Energy	5.0%
Real Estate	4.9%
Cash & Other	2.9%

Top 10 Holdings	(% of Net Assets)
Amazon.com, Inc.	7.2%
Henry Schein, Inc.	6.6%
Capital One Financial Corp.	6.1%
Clean Harbors, Inc.	5.9%
Quest Diagnostics, Inc.	5.8%
Knight-Swift Transportation Holdings, Inc.	5.8%
Primo Brands Corp.	5.7%
AMETEK, Inc.	5.5%
Williams Cos., Inc.	5.0%
Somnigroup International, Inc.	4.9%

Updated Prospectus Web Address	https://www.mdsassetf.com.
Pathfinder Focused Opportunities ETF
Shareholder Report [Line Items]
Fund Name	Pathfinder Focused Opportunities ETF
Class Name	Pathfinder Focused Opportunities ETF
Trading Symbol	PFOE
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Pathfinder Focused Opportunities ETF (the “Fund”) for the period of December 30, 2025, to August 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at https://pathfinderetfs.com. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://pathfinderetfs.com
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PERIOD?  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Pathfinder Focused Opportunities ETF	$38	0.59%
[11],[12]
Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.59%	[12]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM DURING THE PERIOD AND WHAT AFFECTED ITS PERFORMANCE?
The Fund returned -6.75% from inception (12/30/2025) through 8/31/2026, compared with a 12.31% total return for the S&P 500 Index. Market gains were concentrated in semiconductors and AI infrastructure, while software, consumer brands and media companies lagged. The Fund follows a concentrated, benchmark-agnostic strategy of 15 to 30 high-conviction holdings in high-quality companies and special situations, and currently holds 22 stocks, including U.S.-listed shares of international companies. That concentration worked against the Fund in this environment. Intuit, Universal Music Group and QXO were the largest detractors, together reducing relative return by about 11.7 percentage points, and the Fund did not own several of the period’s strongest benchmark stocks, including Micron, AMD and NVIDIA. Holdings in ASML and Taiwan Semiconductor were the largest contributors.

Top Contributors
↑	ASML
↑	TSM

Top Detractors
↓	INTU
↓	UNVGY
↓	QXO

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (12/30/2025)
Pathfinder Focused Opportunities ETF	-6.75
S&P 500 TR Index	12.31

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://pathfinderetfs.com for more recent performance information.
Net Assets	$ 90,163,374
Holdings Count | $ / shares	23
Advisory Fees Paid, Amount	$ 328,597
Investment Company Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$90,163,374
Number of Holdings	23
Net Advisory Fee	$328,597
Portfolio Turnover	53%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Top Sectors	(% of Net Assets)
Information Technology	21.4%
Communication Services	19.5%
Health Care	17.6%
Financials	15.0%
Industrials	13.4%
Consumer Discretionary	10.7%
Cash & Other	2.4%

Top 10 Holdings	(% of Net Assets)
ASML Holding NV	6.1%
Spotify Technology SA	5.9%
MercadoLibre, Inc.	5.8%
Taiwan Semiconductor Manufacturing Co. Ltd.	5.7%
IDEXX Laboratories, Inc.	5.0%
Netflix, Inc.	5.0%
Ferrovial NV	5.0%
Uber Technologies, Inc.	5.0%
Hermes International SCA	4.9%
Alphabet, Inc.	4.7%

Updated Prospectus Web Address	https://pathfinderetfs.com
Pathfinder Disciplined US Equity ETF
Shareholder Report [Line Items]
Fund Name	Pathfinder Disciplined US Equity ETF
Class Name	Pathfinder Disciplined US Equity ETF
Trading Symbol	PFDE
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Pathfinder Disciplined US Equity ETF (the “Fund”) for the period of December 30, 2025, to August 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at https://pathfinderetfs.com. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://pathfinderetfs.com
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PERIOD?  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Pathfinder Disciplined US Equity ETF	$42	0.59%
[13],[14]
Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.59%	[14]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM DURING THE PERIOD AND WHAT AFFECTED ITS PERFORMANCE?
The Fund returned 13.06% from inception (12/30/2025) through 8/31/2026, ahead of the 12.31% total return of the S&P 500 Index. U.S. equities advanced during the period, led by semiconductors and AI infrastructure as AI capital spending accelerated, while software and consumer discretionary stocks lagged for much of the year. Rising oil prices and Treasury yields added volatility late in the period. The Fund uses a systematic, machine learning-powered process to select U.S. large-cap companies with strong momentum, high profitability and earnings growth potential, rebalanced weekly with a 1% to 5% tracking error target. The Fund currently holds 86 stocks. Overweights in memory and semiconductor companies, led by Micron, Sandisk and AMD, were the largest drivers of outperformance. Positions in Booking Holdings, Salesforce, HCA Healthcare and Meta Platforms detracted.

Top Contributors
↑	MU
↑	SNDK
↑	AMD

Top Detractors
↓	BKNG
↓	CRM
↓	HCA
↓	META

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (12/30/2025)
Pathfinder Disciplined US Equity ETF	13.06
S&P 500 TR Index	12.31

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://pathfinderetfs.com for more recent performance information.
Net Assets	$ 165,468,240
Holdings Count | $ / shares	89
Advisory Fees Paid, Amount	$ 446,847
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$165,468,240
Number of Holdings	89
Net Advisory Fee	$446,847
Portfolio Turnover	44%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Top Sectors	(% of Net Assets)
Information Technology	39.8%
Consumer Discretionary	14.2%
Financials	13.7%
Health Care	9.3%
Industrials	7.4%
Communication Services	6.4%
Consumer Staples	3.1%
Energy	2.2%
Utilities	2.0%
Cash & Other	1.9%

Top 10 Holdings	(% of Net Assets)
NVIDIA Corp.	10.2%
Apple, Inc.	6.2%
Amazon.com, Inc.	5.3%
Microsoft Corp.	5.0%
Broadcom, Inc.	3.5%
Micron Technology, Inc.	3.1%
Alphabet, Inc. - Class A	3.0%
Mastercard, Inc.	2.5%
Johnson & Johnson	2.4%
Alphabet, Inc. - Class C	2.2%

Updated Prospectus Web Address	https://pathfinderetfs.com
Institutional Class
Shareholder Report [Line Items]
Fund Name	P/E Global Enhanced International Fund
Class Name	Institutional Class
Trading Symbol	PEIEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the P/E Global Enhanced International Fund (the “Fund”) for the period of September 1, 2025, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.peglobalenhancedinternationalfund.com/. You can also request this information by contacting us at 1-855-610-4766.
Additional Information Phone Number	1-855-610-4766
Additional Information Website	https://www.peglobalenhancedinternationalfund.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$112	1.00%

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve-month period ended August 31, 2026, the Fund outperformed its benchmark, the MSCI EAFE Index Net (USD). As part of its investment objective to seek total returns, the Fund seeks to augment passive international equity exposures with active currency positions, providing a distinct, diversifying source of potential alpha within the space. More specifically, the Fund’s investment strategy seeks to combine the performance of 1) certain U.S. Dollar hedged global equity index futures and 2) the Advisor’s proprietary FX Strategy, which is focused on providing exposure to international currency markets.
WHAT FACTORS INFLUENCED PERFORMANCE
Fund performance was driven largely by MSCI EAFE futures, which posted strong performance during the period. FX Strategy performance was mainly driven by Euro, Australian Dollar, and Japanese Yen positioning.
POSITIONING
FX Strategy positioning remained net long USD during the period, driven by a variety of factors; specifically, growth and inflation. Factor contributors to growth include relative growth and economic surprise. Factor contributors to inflation include the inflation index and relative long end of the yield curve. Throughout a variety of market events, the fundamentals driving currency markets have remained consistent. U.S. growth consistently outpaced that of Europe and parts of Asia. Inflation, while volatile, remained high. And, with a few exceptions, central bank movements stabilized.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (12/28/2022)
Institutional Class (without sales charge)	24.32	15.67
MSCI EAFE Index Net (USD)	21.62	17.96

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.peglobalenhancedinternationalfund.com/ for more recent performance information.
Net Assets	$ 37,847,234
Holdings Count | $ / shares	13
Advisory Fees Paid, Amount	$ 128,475
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$37,847,234
Number of Holdings	13
Net Advisory Fee	$128,475
Portfolio Turnover (excludes derivatives)	32%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Top 10 Holdings	(% of Net Assets)
iShares Core MSCI EAFE ETF	42.1%
Vanguard FTSE Developed Markets ETF	42.0%
MSCI EAFE Index	0.2%
Swiss Franc/US Dollar Cross Currency Rate Short	0.2%
Japanese Yen/US Dollar Cross Currency Rate Short	0.0%
Polish Zloty/US Dollar Cross Currency Rate Short	0.0%
New Zealand Dollar/US Dollar Cross Currency Rate Short	0.0%
Mexican Peso/US Dollar Cross Currency Rate Short	0.0%
Norwegian Krone/US Dollar Cross Currency Rate Short	0.0%
Swedish Krona/US Dollar Cross Currency Rate Short	0.0%

Component Risk Allocation (includes futures contracts)[1]	(% of Portfolio Risk)
Currencies	71.0%
Equities	29.0%
[15]
Updated Prospectus Web Address	https://www.peglobalenhancedinternationalfund.com/
Institutional Class
Shareholder Report [Line Items]
Fund Name	Penn Capital Short Duration High Income Fund
Class Name	Institutional Class
Trading Symbol	PSHNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Penn Capital Short Duration High Income Fund (the “Fund”) for the period of September 1, 2025, to August 31, 2026
Additional Information [Text Block]	You can find additional information about the Fund at https://www.penncapital.com/mutual-funds. You can also request this information by contacting us at 1-844-302-7366.
Additional Information Phone Number	1-844-302-7366
Additional Information Website	https://www.penncapital.com/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$55	0.54%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the fiscal year ended August 31, 2026, the Penn Capital Short Duration High Income Fund (the “Short Duration Fund”) generated a 5.41% return, outperforming its benchmark, ICE BofA 1-3 Year BB US Cash Pay High Yield Total Return Index, which returned 5.03%, and the Bloomberg U.S. Aggregate Bond Total Return Index, which returned 1.89%.  The Short Duration Fund maintains an average portfolio maturity of three years or less and excludes CCC-rated bonds. Over the past year, higher rated bonds outperformed lower rated bonds. The portfolio benefited from strong security selection in Media, Retail and Energy. In Media, the Fund avoided Paramount subordinated bonds which underperformed following the announcement of the Warner Brothers acquisition. Bloomin’ Brands executed a turnaround in the Outback Steakhouse concept with a new menu and reinvestment in their restaurants. US focused oil companies rallied with higher prices due to limited Middle East production due to geopolitical conflict. The largest detractors from performance were Basic Industry, Technology and Utilities. In Basic Industry, Mercer International dealt with multiple challenges including lower pulp prices, higher input costs and US-Canada lumber tariffs. The Fund lagged in the Technology sector due to an underweight of legacy software companies due to AI disruption concerns. In Healthcare, Embecta dealt with lost market share with a major customer due to competitive pricing pressures.

Top Contributors
↑	Bloomin’ Brands, Inc. 5.125% 15-apr-2029
↑	Acadia Healthcare Company, Inc. 5.5% 01-jul-2028
↑	American Airlines, Inc. 7.25% 15-feb-2028
↑	Cco Holdings Capital Corp. 5.0% 01-feb-2028
↑	Pra Group, Inc. 8.375% 01-feb-2028

Top Detractors
↓	Cedar Fair Lp 5.25% 15-jul-2029
↓	Clearwater Paper Corporation 4.75% 15-aug-2028
↓	Wabash National Corporation 4.5% 15-oct-2028
↓	Embecta Corp. 5.0% 15-feb-2030
↓	Mercer International Inc. 12.875% 01-oct-2028

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (07/17/2017)
Institutional Class	5.41	4.94	4.00
Bloomberg U.S. Aggregate Bond Index	1.89	-0.29	1.61
ICE BofA 1-3 Year BB US Cash Pay High Yield Total Return Index	5.03	4.51	4.57

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.penncapital.com/mutual-funds for more recent performance information.
Net Assets	$ 19,635,066
Holdings Count | $ / shares	84
Advisory Fees Paid, Amount	$ (44,652)
Investment Company Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$19,635,066
Number of Holdings	84
Net Advisory Fee	-$44,652
Portfolio Turnover	62%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Top 10 Holdings	(% of Net Assets)
Acadia Healthcare Co., Inc.	3.1%
CCO Holdings LLC / CCO Holdings Capital Corp.	3.1%
American Airlines, Inc.	2.7%
OneMain Finance Corp.	2.3%
PRA Group, Inc.	2.2%
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower, Inc.	2.0%
Match Group Holdings II LLC	1.9%
Titan International, Inc.	1.8%
Popular, Inc.	1.8%
Herc Holdings, Inc.	1.6%

Top Sectors	(% of Net Assets)
Consumer Discretionary	25.0%
Financials	15.5%
Health Care	10.2%
Industrials	10.2%
Energy	9.5%
Communications	8.1%
Materials	8.1%
Technology	4.7%
Consumer Staples	1.3%
Cash & Other	7.4%

Updated Prospectus Web Address	https://www.penncapital.com/mutual-funds
Institutional Class
Shareholder Report [Line Items]
Fund Name	Penn Capital Special Situations Small Cap Equity Fund
Class Name	Institutional Class
Trading Symbol	PSCNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Penn Capital Special Situations Small Cap Equity Fund (the “Fund”) for the period of September 1, 2025, to August 31, 2026
Additional Information [Text Block]	You can find additional information about the Fund at https://www.penncapital.com/mutual-funds. You can also request this information by contacting us at 1-844-302-7366.
Additional Information Phone Number	1-844-302-7366
Additional Information Website	https://www.penncapital.com/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$119	1.10%

Expenses Paid, Amount	$ 119
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve-month fiscal period ended August 31, 2026, the Penn Capital Special Situations Small Cap Equity Fund (the “Special Situations Fund”) generated a 16.8% return, compared with a 20.1% return for its benchmark, the  Russell 3000 Total Return Index, underperforming by 3.3% and compared with a 24.5% return for its benchmark, the Bloomberg US 2000 Total Return Index, underperforming by 7.7%. Stock selection detracted from relative performance, particularly within the Health Care, Consumer Discretionary, and Communication Services sectors, while positive security selection in Information Technology and Industrials partially offset those results. Sector allocation was also a headwind, as underweights in Health Care and Consumer Discretionary, as well as an overweight in Communication Services, detracted from relative performance. These impacts were partially offset by the Fund’s overweight in Energy and underweight in Real Estate.
Top contributing sectors during the fiscal year were Information Technology, Industrials, and Energy. Within Information Technology, Applied Optoelectronics, a provider of optical networking products, was the Fund’s largest contributor after its shares appreciated more than 400%. Semiconductor equipment company ACM Research and digital LIDAR company Ouster also contributed meaningfully. Within Industrials, Dycom Industries and Modine Manufacturing benefited from demand related to communications infrastructure and data-center cooling, respectively, while freight broker RXO also contributed. Within Energy, Select Water Solutions, National Energy Services Reunited, Transocean, and Weatherford International were leading contributors, supported by strong share-price appreciation across the group amid higher oil prices.
The top detracting sectors during the fiscal year were Health Care, Consumer Discretionary, and Communication Services. Within Health Care, the Fund’s underweight relative to the sector’s strong benchmark performance detracted substantially; individual detractors included Alphatec Holdings, Harrow, and RadNet. In Consumer Discretionary, Capri Holdings, Genius Sports, and PENN Entertainment detracted, while the Fund’s overweight in the sector also negatively affected relative performance. Within Communication Services, Magnite, Gray Media, and Nexstar Media detracted, and the Fund’s overweight in the sector further weighed on relative results.

Top Contributors
↑	Applied Optoelectronics, Inc.
↑	ACM Research, Inc. Class A
↑	Dycom Industries, Inc.
↑	Modine Manufacturing Company
↑	Ligand Pharmaceuticals Incorporated

Top Detractors
↓	Gates Industrial Corporation Ltd.
↓	Magnite, Inc.
↓	Genius Sports Limited
↓	Capri Holdings Limited
↓	PENN Entertainment, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Class	16.80	6.52	12.26
Russell 3000 Total Return Index	20.10	11.80	14.84
Bloomberg US 2000 Total Return Index	24.47	6.61	10.74

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.penncapital.com/mutual-funds for more recent performance information.
Net Assets	$ 90,573,966
Holdings Count | $ / shares	82
Advisory Fees Paid, Amount	$ 572,587
Investment Company Portfolio Turnover	128.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$90,573,966
Number of Holdings	82
Net Advisory Fee	$572,587
Portfolio Turnover	128%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Top 10 Holdings	(% of Net Assets)
Ligand Pharmaceuticals, Inc.	2.2%
Kiniksa Pharmaceuticals International PLC	2.2%
Mirum Pharmaceuticals, Inc.	2.1%
TG Therapeutics, Inc.	2.0%
Patterson-UTI Energy, Inc.	1.9%
Zeta Global Holdings Corp.	1.7%
Herc Holdings, Inc.	1.7%
Ouster, Inc.	1.6%
FB Financial Corp.	1.6%
Banc of California, Inc.	1.6%

Top Sectors	(% of Net Assets)
Health Care	17.9%
Industrials	14.8%
Consumer Discretionary	13.9%
Financials	13.1%
Information Technology	12.8%
Energy	12.0%
Communication Services	6.1%
Real Estate	4.3%
Materials	2.9%
Cash & Other	2.2%

Updated Prospectus Web Address	https://www.penncapital.com/mutual-funds
Torray Equity Income Fund
Shareholder Report [Line Items]
Fund Name	Torray Equity Income Fund
Class Name	Torray Equity Income Fund
Trading Symbol	TORYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Torray Equity Income Fund (the “Fund”) for the period of September 1, 2025, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at . You can also request this information by contacting us at 1-800-626-9769.
Additional Information Phone Number	1-800-626-9769
Additional Information Website	https://funds.torray.com/literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Torray Equity Income Fund	$106	0.95%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM DURING THE LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the fiscal year ended August 31, 2026, the Fund generated a total return of 22.85%, continuing to pursue its core mandate of capital growth combined with reliable, growing income. The Fund’s primary benchmark, the Morningstar US Large-Mid Cap Broad Value Index, delivered a total return of 25.30% over the same 12-month period. Fund performance across the full year saw leadership from positions in Information Technology, Health Care, and Energy sectors, where robust corporate fundamentals and defensive cash flows supported consistent dividend distributions. Conversely, macro headwinds, private credit concerns and cyclical shifts created persistent drag within Consumer Discretionary (housing) and Financial sectors.
Since our last update, the Fund added new positions in Alphabet Convertible Preferred (GOOGM), Accenture (ACN) and shares of Comcast (CMCSA), while selling full positions in Automatic Data Processing (ADP), JPMorgan (JPM) and Microsoft (MSFT).
To fund a large capital investment in AI compute capacity, Alphabet (GOOGL) announced the issuance of a mandatory convertible preferred shares (GOOGM) due in 2029 with a 3-year fixed dividend of 6.25%. We purchased the mandatory convertible preferred shares because they offer equity participation in Alphabet’s products and investments with a very attractive income component. We also initiated a position in Accenture (ACN). Caught up in the AI selloff, by our assessment, ACN presents exceptional financial strength and consistent capital returns at a deeply discounted valuation. Comcast (CMCSA) was purchased for our view of its strong free cash flow generation and high dividend yield amidst heavy market skepticism.
The Fund sold full positions of JPMorgan (JPM), Automatic Data Processing (ADP) and Microsoft (MSFT). Recent strength in financial markets helped drive JPM’s valuation multiple to nearly a 10-year high, narrowing its margin of safety. We chose to redeploy this capital. Microsoft, a recent addition to the portfolio, was sold simply because of a better offer from Alphabet (as detailed above).  ADP was sold due to concerns that rising competition, particularly AI-driven automation, are pressuring traditional payroll and software as service businesses, lowering retention/renewal rates and threatening margins and thus capital returns.
Wars and government policies can threaten innovation.  The recent increase in global insecurity is worrisome but, in our view, not yet exerting a major impact. We believe there is a long list of underlying risks from government sources actively affecting markets. The $40 trillion and growing mountain of US Federal Government debt is at an all-time high. We are also watching proposed public policy that, if enacted, could hurt capital formation. Inflation is another constant threat which requires strong central bank policy. While we are optimistic about U.S. financial markets looking through a long-term lens, these risks give us good reason to maintain caution.
Thank you for your continued investment in the Fund.

Top Contributors
↑	Hewlett Packard Enterprise Conv Pfd Series C
↑	Phillips 66
↑	Texas Instruments Inc.
↑	Royalty Pharma Plc Class A
↑	Amgen Inc.

Top Detractors
↓	Intuit Inc.
↓	Lennar Corporation Class B
↓	Home Depot, Inc.
↓	Blackstone Inc.
↓	EOG Resources Inc.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Torray Equity Income Fund	22.85	12.49	10.15
S&P 500 Total Return Index	20.38	12.79	15.37
Morningstar US Large-Mid Cap Broad Value Total Return USD Index	25.30	12.65	12.96

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://funds.torray.com/literature/ for more recent performance information.
Net Assets	$ 382,231,049
Holdings Count | $ / shares	23
Advisory Fees Paid, Amount	$ 2,831,167
Investment Company Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$382,231,049
Number of Holdings	23
Net Advisory Fee	$2,831,167
Portfolio Turnover	62%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Top 10 Holdings	(% of Net Assets)
Broadcom, Inc.	5.8%
Alphabet, Inc. Conv. Pfd	5.4%
Accenture PLC - Class A	5.0%
Chevron Corp.	4.9%
Phillips 66	4.8%
Hewlett Packard Enterprise Co. Conv. Pfd Series C	4.8%
KKR & Co., Inc. Pfd	4.8%
Blackstone, Inc.	4.7%
Constellation Energy Corp.	4.7%
Pfizer, Inc.	4.7%

Top Sectors	(% of Net Assets)
Financials	20.4%
Information Technology	20.0%
Health Care	17.6%
Energy	14.1%
Communication Services	9.7%
Utilities	9.0%
Consumer Staples	4.6%
Real Estate	3.7%
Cash & Other	0.9%

Updated Prospectus Web Address	https://www.torrayfund.com/literature
Tweedy Browne Insider + Value ETF
Shareholder Report [Line Items]
Fund Name	Tweedy Browne Insider + Value ETF
Class Name	Tweedy Browne Insider + Value ETF
Trading Symbol	COPY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Tweedy Browne Insider + Value ETF (the “Fund”) for the period of September 1, 2025, to August 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at http://www.tweedyetfs.com/etf-overview. You can also request this information by contacting us at 1-203-703-0600.
Additional Information Phone Number	1-203-703-0600
Additional Information Website	http://www.tweedyetfs.com/etf-overview
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tweedy Browne Insider + Value ETF	$93	0.80%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
Market Overview
Despite ongoing geopolitical turmoil, stubbornly persistent inflation, rising interest rates, and mounting government deficits in many parts of the world, global equity markets continued their advance, producing strong returns for the Period. Corporate earnings generally remained resilient, and continued investment in artificial intelligence provided support for technology-related shares. At the same time, market participation broadened, with more value-oriented  non-U.S. equities, including smaller and medium capitalization shares, building on the improved relative performance that began in 2025.
In this generally robust environment for equities,  the Fund produced a strong absolute and relative return of 32.00%  at net asset value (NAV)  for the Period. This compares with a return of 20.37% for its primary unhedged benchmark, the MSCI World Index (in USD), and 21.62% for the currency hedged MSCI World Index (Hedged to USD) over the same period.
Beginning in mid-December 2025, the Fund adopted a hedged currency posture, which reduced the Fund’s sensitivity to foreign exchange movements. During the remainder of the fiscal year, the Fund’s currency hedges provided a modest benefit to performance, as gains from the hedges largely offset the negative impact of weakness in a number of foreign currencies against the U.S. dollar.
What Impacted Performance During the Period
On an absolute return basis, all of the Fund’s sector allocations contributed positively during the fiscal year, led by financials and energy holdings. Within these sectors, industries including banks and oil, gas & consumable fuels were particularly strong, while metals and mining holdings also made a meaningful contribution. Detractors included select financial services, passenger airlines, and building products holdings, although these declines were relatively modest compared with gains elsewhere in the portfolio.
The Fund also benefitted from its overweight to international equities, particularly more value-oriented non-U.S. equities as they outperformed their U.S. counterparts as measured by the S&P 500 during the year. At the country level, Canada, the United States, and the United Kingdom were among the largest contributors to Fund performance, while Italy, the Philippines, and Finland detracted. On a relative basis, the Fund benefited from its overweight positions and strong performance in energy and financials, while its significant underweight and relative underperformance in information technology was the principal detractor.

Top Contributors
↑	Samsung Electronics
↑	DPM Metals
↑	First Resources
↑	UMS Integration
↑	Computacenter
↑	Boliden
↑	StoneX Group
↑	Sibanye Stillwater
↑	HF Sinclair
↑	Repsol

Top Detractors
↓	BFF Bank
↓	ProSiebenSat.1 Media
↓	FMC
↓	Jet2
↓	Semirara Mining and Power
↓	Intrum
↓	Douglas
↓	Stabilus
↓	LKQ
↓	MFE-MediaForEurope

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (12/26/2024)
Tweedy Browne Insider + Value ETF NAV	32.00	32.81
MSCI World Index Net (USD)	20.37	19.26

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit http://www.tweedyetfs.com/etf-overview for more recent performance information.
Net Assets	$ 419,557,092
Holdings Count | $ / shares	229
Advisory Fees Paid, Amount	$ 2,139,469
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$419,557,092
Number of Holdings	229
Net Advisory Fee	$2,139,469
Portfolio Turnover	44%

Holdings [Text Block]

Top 10 Holdings	(% of Net Assets)
First Resources Ltd.	1.5%
Bankinter SA	1.3%
Peyto Exploration & Development Corp.	1.1%
HF Sinclair Corp.	1.1%
Repsol SA	1.1%
IG Group Holdings PLC	1.0%
National Bank of Canada	0.9%
Norion Bank AB	0.9%
Hana Financial Group, Inc.	0.9%
Computacenter PLC	0.9%

Top Sectors	(% of Net Assets)
Consumer Discretionary	19.4%
Financials	16.8%
Industrials	10.9%
Energy	10.8%
Materials	8.8%
Communication Services	7.7%
Consumer Staples	7.0%
Health Care	5.5%
Information Technology	5.1%
Cash & Other	8.0%

Updated Prospectus Web Address	http://www.tweedyetfs.com/etf-overview
Tweedy, Browne International Insider + Value ETF
Shareholder Report [Line Items]
Fund Name	Tweedy, Browne International Insider + Value ETF
Class Name	Tweedy, Browne International Insider + Value ETF
Trading Symbol	ICPY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Tweedy, Browne International Insider + Value ETF (the “Fund”) for the period of September 9, 2025, to August 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at https://www.tweedyetfs.com/international-insider-value-etf-overview. You can also request this information by contacting us at 1-203-703-0600.
Additional Information Phone Number	1-203-703-0600
Additional Information Website	https://www.tweedyetfs.com/international-insider-value-etf-overview
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PERIOD? *  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment**
Tweedy, Browne International Insider + Value ETF	$92	0.80%
[16],[17]
Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM SINCE INCEPTION AND WHAT AFFECTED ITS PERFORMANCE?
Market Overview
Developed international equity markets continued their advance, producing strong returns during the Period, extending the resurgence in  non-U.S. equities that began in 2025. European and Japanese equities contributed meaningfully to the advance, while more value-oriented international shares continued to fare well relative to U.S. equities. Results were not uniform, however, as investors weighed stubbornly persistent inflation, rising interest rates, mounting government deficits, and geopolitical turmoil against generally resilient corporate earnings and continued strength in technology-related investments.
In this generally robust environment for equities, the Fund produced a strong relative return of 34.51% at net asset value (NAV) for the Period. This compares with a return of 20.71% for its primary  unhedged benchmark, the MSCI EAFE Index (in USD), and 25.48% for the currency hedged MSCI EAFE Index (Hedged to USD) for the Period.
Beginning in mid-December 2025, the Fund adopted a hedged currency posture, which reduced the portfolio’s sensitivity to foreign exchange movements. During the remainder of the fiscal period, the Fund’s currency hedges provided a modest benefit to performance, as gains from the hedges largely offset the negative impact of weakness in a number of foreign currencies against the U.S. dollar.
What Impacted Performance During the Period
On an absolute return basis, all of the Fund’s sector allocations contributed positively during the Period, led by financials, information technology, and energy holdings. Within these sectors, industries including banks and oil, gas & consumable fuels were particularly strong, while metals and mining holdings also made a meaningful contribution. Detractors included select financial services, passenger airlines, and construction materials holdings, although these declines were relatively modest compared with gains elsewhere in the portfolio.
At the country level, Canada, the United Kingdom, and South Korea were among the largest contributors to Fund performance, while Italy, the Philippines, and Ireland detracted. On a relative basis, energy, consumer discretionary, and materials were the largest positive sector contributors, while industrials and health care were the principal detractors.

Top Contributors
↑	Samsung Electronics
↑	First Resources
↑	UMS Integration
↑	DPM Metals
↑	Computacenter
↑	Boliden
↑	Repsol
↑	Banco Santander
↑	Power Corporation of Canada
↑	X-Fab Silicon Foundries

Top Detractors
↓	BFF Bank
↓	Semirara Mining and Power
↓	ProsiebenSat.1 Media
↓	Jet2
↓	Intrum
↓	MFE-MediaForEurope
↓	Stabilus
↓	TF1
↓	Gestamp Automoción
↓	Douglas

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (09/09/2025)
Tweedy, Browne International Insider + Value ETF NAV	34.51
MSCI EAFE Index Net (USD)	20.71

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
Visit https://www.tweedyetfs.com/international-insider-value-etf-overview for more recent performance information.
Visit https://www.tweedyetfs.com/international-insider-value-etf-overview for more recent performance information.

Net Assets	$ 80,337,542
Holdings Count | $ / shares	187
Advisory Fees Paid, Amount	$ 306,958
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$80,337,542
Number of Holdings	187
Net Advisory Fee	$306,958
Portfolio Turnover	46%

Holdings [Text Block]

Top 10 Holdings	(% of Net Assets)
First Resources Ltd.	2.1%
Bankinter SA	1.8%
Peyto Exploration & Development Corp.	1.5%
Repsol SA	1.5%
IG Group Holdings PLC	1.4%
Hana Financial Group, Inc.	1.4%
Norion Bank AB	1.3%
Computacenter PLC	1.3%
National Bank of Canada	1.3%
Befesa SA	1.2%

Top Sectors	(% of Net Assets)
Consumer Discretionary	21.8%
Financials	18.6%
Materials	12.0%
Industrials	11.7%
Communication Services	9.2%
Energy	7.4%
Consumer Staples	6.7%
Information Technology	3.7%
Utilities	1.9%
Cash & Other	7.0%

Updated Prospectus Web Address	https://www.tweedyetfs.com/international-insider-value-etf-overview
Twin Oak Endure ETF
Shareholder Report [Line Items]
Fund Name	Twin Oak Endure ETF
Class Name	Twin Oak Endure ETF
Trading Symbol	SPYA
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Twin Oak Endure ETF (the “Fund”) for the period of September 1, 2025, to August 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at https://twinoaketfs.com/SPYA. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://twinoaketfs.com/SPYA
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Twin Oak Endure ETF	$55	0.51%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.51%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the fiscal year ended August 31, 2026, the Twin Oak Endure ETF returned 14.68% at NAV, compared to 13.13% for the  Cboe S&P 500 95-110 Collar Index (the “CLL Index”), the Fund’s primary benchmark, and 20.38% for the S&P 500 Index, the Fund’s broad-based benchmark.
WHAT FACTORS INFLUENCED PERFORMANCE
Performance during the year was driven primarily by the Fund’s equity exposure — held through individual positions,  ETF holdings, and derivatives — while its hedging portfolio of calls and collars defined the risk profile. The Fund outperformed the CLL Index by 155 basis points over the fiscal year, reflecting the active portfolio management and the Fund’s discretion to vary hedge structure and strike placements.  Relative to the S&P 500 Index, the Fund lagged as of fiscal year-end. Equity markets moved steadily higher over the year, and the capped upside and cost of the hedging portfolio detracted from relative return — the expected trade-off of a risk-managed design. The Fund’s annualized standard deviation of 12.23% resulted in a Sharpe Ratio of 1.20.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURN (%)

	1 Year	Since Inception (06/02/2025)
Twin Oak Endure ETF NAV	14.68	23.20
S&P 500 TR Index	20.38	31.41
Cboe S&P 500 95-110 Collar Index	13.13	21.34

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://twinoaketfs.com/SPYA for more recent performance information.
Net Assets	$ 134,874,018
Holdings Count | $ / shares	12
Advisory Fees Paid, Amount	$ 613,978
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$134,874,018
Number of Holdings	12
Net Advisory Fee Paid	$613,978
Portfolio Turnover Rate (excludes derivatives)	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Top 10 Holdings (% of Net Assets)
Vanguard S&P 500 ETF	37.2%
Twin Oak Short Horizon Absolute Return ETF	33.6%
State Street SPDR S&P 500 ETF Trust	18.3%
United States Treasury Bill	7.4%
Citigroup Global Markets Holdings, Inc./United States	0.8%
GS Finance Corp.	0.6%
State Street SPDR S&P 500 ETF Trust	0.6%
State Street SPDR S&P 500 ETF Trust	0.6%
State Street SPDR S&P 500 ETF Trust	0.4%
State Street SPDR S&P 500 ETF Trust	0.1%

Security Type (% of Net Assets)
Exchange Traded Funds	89.0%
U.S. Treasury Securities	7.4%
Total Return Swaps	1.7%
Corporate Bonds	1.5%
Cash & Other	0.2%
Purchased Options	0.2%

Updated Prospectus Web Address	https://twinoaketfs.com/SPYA
Twin Oak Strategic Solutions ETF
Shareholder Report [Line Items]
Fund Name	Twin Oak Strategic Solutions ETF
Class Name	Twin Oak Strategic Solutions ETF
Trading Symbol	TOS
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Twin Oak Strategic Solutions ETF (the “Fund”) for the period of January 27, 2026, to August 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at https://twinoaketfs.com/TOS. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://twinoaketfs.com/TOS
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Twin Oak Strategic Solutions ETF	$23**	0.35%
[18],[19]
Expenses Paid, Amount	$ 23	[18]
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM DURING THE PERIOD AND WHAT AFFECTED ITS PERFORMANCE?
For the period from the Fund’s inception on January 27, 2026 through August 31, 2026, the Twin Oak Strategic Solutions ETF returned 18.30% at NAV, compared to 10.90% for the S&P 500 Index, the Fund’s broad-based benchmark.
WHAT FACTORS INFLUENCED PERFORMANCE
Outperformance was driven primarily by security selection and the Fund’s allocation to its “AI Beneficiaries” theme. The Fund is managed as a high-conviction, concentrated portfolio with an active share of 83% relative to the Index (as of 8/31/2026), and its results over the period reflected the contribution of individual position selection rather than sector or market exposure.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURN (%)

Since Inception (01/27/2026)
Twin Oak Strategic Solutions ETF NAV	18.30
S&P 500 TR Index	10.90

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://twinoaketfs.com/TOS for more recent performance information.
Net Assets	$ 155,192,714
Holdings Count | $ / shares	25
Advisory Fees Paid, Amount	$ 296,766
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$155,192,714
Number of Holdings	25
Net Advisory Fee Paid	$296,766
Portfolio Turnover Rate (excludes derivatives)	19%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Top 10 Holdings (% of Net Assets)
ASML Holding NV	10.1%
NVIDIA Corp.	9.7%
SK hynix, Inc.	9.4%
Dimensional International Small Cap Value ETF	9.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	8.4%
Coherent Corp.	6.7%
Union Pacific Corp.	6.4%
Avantis International Small Cap Value ETF	5.8%
Amazon.com, Inc.	5.2%
Constellation Energy Corp.	5.0%

Security Type (% of Net Assets)
Common Stocks	78.4%
Exchange Traded Funds	20.7%
Cash & Other	1.4%
Written Options	-0.5%

Updated Prospectus Web Address	https://twinoaketfs.com/TOS
Twin Oak Active Opportunities III ETF
Shareholder Report [Line Items]
Fund Name	Twin Oak Active Opportunities III ETF
Class Name	Twin Oak Active Opportunities III ETF
Trading Symbol	TOAO
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Twin Oak Active Opportunities III ETF (the “Fund”) for the period of April 23, 2026, to August 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at https://twinoaketfs.com/TOAO. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://twinoaketfs.com/TOAO
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Twin Oak Active Opportunities III ETF	$11**	0.30%
[20],[21]
Expenses Paid, Amount	$ 11	[20]
Expense Ratio, Percent	0.30%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM DURING THE PERIOD AND WHAT AFFECTED ITS PERFORMANCE?
From the Fund’s inception on April 23, 2026 through August 31, 2026, the Twin Oak Active Opportunities III ETF returned 8.77% at NAV, compared to 3.85% for the 50% S&P 500 Index / 50% Bloomberg U.S. Aggregate Bond Index blend, the Fund’s primary benchmark, and 8.56% for the S&P 500 Index, the Fund’s broad-based benchmark.
WHAT FACTORS INFLUENCED PERFORMANCE
Given the brevity of the Period, the Fund’s results are not indicative of the strategy’s long-term risk or return characteristics.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURN (%)

Since Inception (04/23/2026)
Twin Oak Active Opportunities III ETF NAV	8.77
S&P 500 TR Index	8.56
50% S&P 500 TR Index / 50% Bloomberg U.S. Aggregate Bond Index	3.85

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://twinoaketfs.com/TOAO for more recent performance information.
Net Assets	$ 443,339,061
Holdings Count | $ / shares	48
Advisory Fees Paid, Amount	$ 455,317
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$443,339,061
Number of Holdings	48
Net Advisory Fee Paid	$455,317
Portfolio Turnover Rate (excludes derivatives)	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Top 10 Holdings (% of Net Assets)
Crowdstrike Holdings, Inc.	8.7%
Amazon.com, Inc.	7.2%
ASML Holding NV	6.1%
NVIDIA Corp.	6.1%
Broadcom, Inc.	5.7%
Microsoft Corp.	5.4%
Safran SA	5.0%
Airbus SE	4.7%
Cloudflare, Inc.	4.7%
Shopify, Inc.	4.7%

Security Type (% of Net Assets)
Common Stocks	102.1%
Cash & Other	2.3%
Exchange Traded Funds	2.3%
Purchased Options	1.2%
Written Options	-7.9%

Updated Prospectus Web Address	https://twinoaketfs.com/TOAO

[1]
**	Annualized

[2]
*	Inception date of the Fund was September 16, 2025. Costs of a $10,000 investment in the Fund for a full annual period would have been higher.

[3]
1	Source: Bloomberg; data as of August 31, 2026.

[4]
1	Source: Bloomberg; data as of August 31, 2026.

[5]
**	Annualized

[6]
*	Amount shown reflects the expenses of the Fund from inception date through August 31, 2026. Expenses would be higher if the Fund had been in operation for the entire period of this report.

[7]
**	Annualized

[8]
*	Inception date of the Fund was March 9, 2026. Costs of a $10,000 investment in the Fund for a full annual period would have been higher.

[9]
**	Annualized

[10]
*	Amount shown reflects the expenses of the Fund from inception date through August 31, 2026. Expenses would be higher if the Fund had been in operation for the entire period of this report.

[11]
**	Annualized

[12]
*	Inception date of the Fund was December 30, 2025. Costs of a $10,000 investment in the Fund for a full annual period would have been higher.

[13]
**	Annualized

[14]
*	Inception date of the Fund was December 30, 2025. Costs of a $10,000 investment in the Fund for a full annual period would have been higher.

[15]
1	Component Risk is used to describe the contribution of each sector’s risk to the overall portfolio risk. In some cases, a sector may ‘hedge’ the portfolio, and thus reduce risk, in which case the Component Risk for that sector would be negative.

[16]
**	Annualized

[17]
*	Inception date of the Fund was September 9, 2025. Costs of a $10,000 investment in the Fund for a full annual period would have been higher.

[18]
**	Amount shown reflects the expenses of the Fund from January 27, 2026 (inception date) through August 31, 2026. The costs of a $10,000 investment in the Fund for a full annual period would have been higher.

[19]
*	Annualized

[20]
**	Amount shown reflects the expenses of the Fund from April 23, 2026 (inception date) through August 31, 2026. The costs of a $10,000 investment in the Fund for a full annual period would have been higher.

[21]
*	Annualized